Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 18,720	€ 2,500	€ 17,353
Less current installments	(4,532)		(5,200)
Long-term borrowings	14,188		12,153
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,313		3,563
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,240		2,358
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	217		298
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	7,734		6,799
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,035		1,135
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,400		€ 3,200	€ 4,000
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,526
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 2,255